Share Based Compensation - Schedule of Restricted Share Activities (Details) - Restricted share [Member]	6 Months Ended
Jun. 30, 2026 ¥ / shares shares
Schedule of Restricted Share Activities [Line Items]
Number of shares, Outstanding | shares
Weighted- average grant-date fair value, Outstanding | ¥ / shares
Number of shares, Granted | shares	72,000,000
Weighted- average grant-date fair value, Granted | ¥ / shares	¥ 0.09
Number of shares, Vested | shares	(72,000,000)
Weighted- average grant-date fair value, Vested | ¥ / shares	¥ 0.09
Number of shares, Outstanding | shares
Weighted- average grant-date fair value, Outstanding | ¥ / shares